Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Smead Funds Trust
Prospectus Date	rr_ProspectusDate	Mar. 30, 2015
Smead Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Smead Value Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 18 of the Fund’s Statutory Prospectus and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page 33 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund previously operated as a series of Trust for Professional Managers (“Predecessor Fund”). During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.70% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.70%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within twelve months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Class C shares, Class I2 shares, Class R3 shares and Class R4 shares have not commenced operations, these expenses are estimated based on the other expenses of the Investor Class shares of the Fund for the fiscal year ended November 30, 2014.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same and the Fund’s expense limitation agreement remains in force through March 31, 2016. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the Fund will maintain approximately 25-30 companies in its portfolio and will invest in the common stocks of large capitalization (“large-cap”) U.S. companies. The Fund considers large-cap companies to be those publicly traded U.S. companies with capitalizations exceeding $5 billion. For purposes of the Fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the Fund purchases the company’s securities.

The Adviser selects the Fund’s investments by screening large-cap companies using the following eight criteria:

Required over entire holding period
  products or services that meet a clear economic need;
  strong competitive advantage (wide moats or barriers to entry);
  long history of profitability and strong metrics (net profit margin, return on equity and net income ratios);
  generates high levels of cash flow;
  available at a low price in relation to intrinsic value (the perception of value based on all factors of business, tangible and intangible);
Favored, but not required
  management’s history of shareholder friendliness (dividends, buybacks, earnings quality, reporting transparency, executive compensation and acquisition history);
  strong balance sheet; and
  strong management (directors and officers) ownership (preferably with recent purchases).
The Fund’s portfolio is built around high quality companies whose businesses have strong competitive advantages that the Adviser believes can be sustained for the long term. Once securities are purchased, the Adviser maintains a responsive process that is designed to manage overall portfolio risk by protecting against a significant decline in value of a security. The Fund aims to be a low-turnover fund, and the expected holding period of a newly purchased security is a minimum of three to five years.

The Fund is classified as a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in a small number of issuers.

		The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary, financials and healthcare.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:
  Management Risk.    The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
  Non-Diversification Risk.    The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.
  General Market Risk.    The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
  Equity Market Risk.    Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
  Large-Cap Company Risk.    Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. For purposes of the Fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the Fund purchases the company’s securities. Market capitalizations of companies change over time.
  Value Style Risk.    Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.
  Sector Weightings Risk.    Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. If the Fund invests in only a few sectors, it will have more exposure to the price movements of those sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk.    The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund previously operated as the Predecessor Fund. Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a reorganization (the “Reorganization”) on November 21, 2014. Accordingly, the performance shown in the bar chart and the performance tables for the periods prior to November 21, 2014 represent the performance of the Predecessor Fund. The Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization.

		The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, three year and since inception periods compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds. Remember, past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://smeadcap.com/smead-funds or by calling the Fund toll-free at 877-807-4122.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, three year and since inception periods compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class C shares, Class I2 shares, Class R3 shares and Class R4 shares have not commenced operations as of the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-807-4122
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://smeadcap.com/smead-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class shares Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date return for the Investor Class shares of the Fund as of December 31, 2014 was 14.43%. During the period shown in the bar chart, the best performance for a quarter was 18.66% (for the quarter ended September 30, 2009) and the worst performance was -13.85% (for the quarter ended June 30, 2010).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and will vary for the other shares classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Investor Class shares of the Fund commenced operations on January 2, 2008. Class I1 shares of the Fund commenced operations on December 18, 2009. Performance shown for Class I1 shares prior to its inception (Since Inception) reflects the performance of Investor Class shares, adjusted to reflect Class I1 expenses. Class A shares of the Fund commenced operations on January 27, 2014. Performance shown for Class A shares prior to its inception (One Year, Five Years and Since Inception) reflects the performance of Investor Class shares, adjusted to reflect Class A expenses. Class R1 shares, Class R2 and Class Y shares each commenced operations on November 25, 2014. Performance shown for Class R1 shares, Class R2 shares and Class Y shares prior to inception of each such share class (One Year, Five Years and Since Inception) reflects the performance of Investor Class shares, adjusted to reflect the respective expenses of Class R1 shares, Class R2 shares and Class Y shares, respectively. Class C shares, Class I2 shares, Class R3 shares and Class R4 shares have not commenced operations as of the date of this Prospectus. Performance shown for Class C shares, Class I2 shares, Class R3 and Class R4 shares reflects the performance of Investor Class shares, adjusted to reflect the respective expenses of Class C shares, Class I2 shares, Class R3 shares and Class R4 shares, respectively.

		After-tax returns are shown for Investor Class shares only and will vary for the other shares classes. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
Smead Value Fund | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed)	rr_MaximumDeferredSalesChargeOverOther	none	[1],[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses after FeeWaiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
One Year	rr_ExpenseExampleYear01	128
Three Years	rr_ExpenseExampleYear03	423
Five Years	rr_ExpenseExampleYear05	739
Ten Years	rr_ExpenseExampleYear10	1,636
One Year	rr_ExpenseExampleNoRedemptionYear01	128
Three Years	rr_ExpenseExampleNoRedemptionYear03	423
Five Years	rr_ExpenseExampleNoRedemptionYear05	739
Ten Years	rr_ExpenseExampleNoRedemptionYear10	1,636
2009	rr_AnnualReturn2009	30.81%	[4]
2010	rr_AnnualReturn2010	12.39%	[4]
2011	rr_AnnualReturn2011	4.67%	[4]
2012	rr_AnnualReturn2012	27.83%	[4]
2013	rr_AnnualReturn2013	37.53%	[4]
2014	rr_AnnualReturn2014	14.43%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.85%)
One Year	rr_AverageAnnualReturnYear01	14.43%
Five Years	rr_AverageAnnualReturnYear05	18.80%
Since Inception	rr_AverageAnnualReturnSinceInception	8.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
Smead Value Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1],[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[3]
Total Annual Fund Operating Expenses after FeeWaiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
One Year	rr_ExpenseExampleYear01	28
Three Years	rr_ExpenseExampleYear03	425
Five Years	rr_ExpenseExampleYear05	744
Ten Years	rr_ExpenseExampleYear10	1,647
One Year	rr_ExpenseExampleNoRedemptionYear01	128
Three Years	rr_ExpenseExampleNoRedemptionYear03	425
Five Years	rr_ExpenseExampleNoRedemptionYear05	744
Ten Years	rr_ExpenseExampleNoRedemptionYear10	1,647
One Year	rr_AverageAnnualReturnYear01	14.36%
Five Years	rr_AverageAnnualReturnYear05	18.55%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2014
Smead Value Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1],[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses after FeeWaiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.84%
One Year	rr_ExpenseExampleYear01	87
Three Years	rr_ExpenseExampleYear03	601
Five Years	rr_ExpenseExampleYear05	1,041
Ten Years	rr_ExpenseExampleYear10	2,265
One Year	rr_ExpenseExampleNoRedemptionYear01	187
Three Years	rr_ExpenseExampleNoRedemptionYear03	601
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,041
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,265
One Year	rr_AverageAnnualReturnYear01	13.85%
Five Years	rr_AverageAnnualReturnYear05	18.22%
Since Inception	rr_AverageAnnualReturnSinceInception	8.02%
Smead Value Fund | Class I1 shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed)	rr_MaximumDeferredSalesChargeOverOther	none	[1],[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses after FeeWaiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
One Year	rr_ExpenseExampleYear01	101
Three Years	rr_ExpenseExampleYear03	339
Five Years	rr_ExpenseExampleYear05	596
Ten Years	rr_ExpenseExampleYear10	1,330
One Year	rr_ExpenseExampleNoRedemptionYear01	101
Three Years	rr_ExpenseExampleNoRedemptionYear03	339
Five Years	rr_ExpenseExampleNoRedemptionYear05	596
Ten Years	rr_ExpenseExampleNoRedemptionYear10	1,330
One Year	rr_AverageAnnualReturnYear01	14.75%
Five Years	rr_AverageAnnualReturnYear05	19.09%
Since Inception	rr_AverageAnnualReturnSinceInception	8.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2009
Smead Value Fund | Class I2 shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed)	rr_MaximumDeferredSalesChargeOverOther	none	[1],[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses after FeeWaiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
One Year	rr_ExpenseExampleYear01	96
Three Years	rr_ExpenseExampleYear03	323
Five Years	rr_ExpenseExampleYear05	568
Ten Years	rr_ExpenseExampleYear10	1,272
One Year	rr_ExpenseExampleNoRedemptionYear01	96
Three Years	rr_ExpenseExampleNoRedemptionYear03	323
Five Years	rr_ExpenseExampleNoRedemptionYear05	568
Ten Years	rr_ExpenseExampleNoRedemptionYear10	1,272
One Year	rr_AverageAnnualReturnYear01	14.75%
Five Years	rr_AverageAnnualReturnYear05	19.12%
Since Inception	rr_AverageAnnualReturnSinceInception	8.92%
Smead Value Fund | Class R1 shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses after FeeWaiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.59%
One Year	rr_ExpenseExampleYear01	162
Three Years	rr_ExpenseExampleYear03	506
Five Years	rr_ExpenseExampleYear05	874
Ten Years	rr_ExpenseExampleYear10	1,909
One Year	rr_ExpenseExampleNoRedemptionYear01	162
Three Years	rr_ExpenseExampleNoRedemptionYear03	506
Five Years	rr_ExpenseExampleNoRedemptionYear05	874
Ten Years	rr_ExpenseExampleNoRedemptionYear10	1,909
One Year	rr_AverageAnnualReturnYear01	14.10%
Five Years	rr_AverageAnnualReturnYear05	18.47%
Since Inception	rr_AverageAnnualReturnSinceInception	8.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 2014
Smead Value Fund | Class R2 shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[3]
Total Annual Fund Operating Expenses after FeeWaiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.44%
One Year	rr_ExpenseExampleYear01	147
Three Years	rr_ExpenseExampleYear03	498
Five Years	rr_ExpenseExampleYear05	874
Ten Years	rr_ExpenseExampleYear10	1,929
One Year	rr_ExpenseExampleNoRedemptionYear01	147
Three Years	rr_ExpenseExampleNoRedemptionYear03	498
Five Years	rr_ExpenseExampleNoRedemptionYear05	874
Ten Years	rr_ExpenseExampleNoRedemptionYear10	1,929
One Year	rr_AverageAnnualReturnYear01	14.25%
Five Years	rr_AverageAnnualReturnYear05	18.62%
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 2014
Smead Value Fund | Class R3 shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses after FeeWaiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.34%
One Year	rr_ExpenseExampleYear01	136
Three Years	rr_ExpenseExampleYear03	447
Five Years	rr_ExpenseExampleYear05	781
Ten Years	rr_ExpenseExampleYear10	1,725
One Year	rr_ExpenseExampleNoRedemptionYear01	136
Three Years	rr_ExpenseExampleNoRedemptionYear03	447
Five Years	rr_ExpenseExampleNoRedemptionYear05	781
Ten Years	rr_ExpenseExampleNoRedemptionYear10	1,725
One Year	rr_AverageAnnualReturnYear01	14.35%
Five Years	rr_AverageAnnualReturnYear05	18.72%
Since Inception	rr_AverageAnnualReturnSinceInception	8.52%
Smead Value Fund | Class R4 shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses after FeeWaiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
One Year	rr_ExpenseExampleYear01	111
Three Years	rr_ExpenseExampleYear03	370
Five Years	rr_ExpenseExampleYear05	649
Ten Years	rr_ExpenseExampleYear10	1,445
One Year	rr_ExpenseExampleNoRedemptionYear01	111
Three Years	rr_ExpenseExampleNoRedemptionYear03	370
Five Years	rr_ExpenseExampleNoRedemptionYear05	649
Ten Years	rr_ExpenseExampleNoRedemptionYear10	1,445
One Year	rr_AverageAnnualReturnYear01	14.60%
Five Years	rr_AverageAnnualReturnYear05	18.97%
Since Inception	rr_AverageAnnualReturnSinceInception	8.77%
Smead Value Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses after FeeWaiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.84%
One Year	rr_ExpenseExampleYear01	86
Three Years	rr_ExpenseExampleYear03	272
Five Years	rr_ExpenseExampleYear05	474
Ten Years	rr_ExpenseExampleYear10	1,058
One Year	rr_ExpenseExampleNoRedemptionYear01	86
Three Years	rr_ExpenseExampleNoRedemptionYear03	272
Five Years	rr_ExpenseExampleNoRedemptionYear05	474
Ten Years	rr_ExpenseExampleNoRedemptionYear10	1,058
One Year	rr_AverageAnnualReturnYear01	14.85%
Five Years	rr_AverageAnnualReturnYear05	19.22%
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 2014
Smead Value Fund | Return After Taxes on Distributions | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.20%
Five Years	rr_AverageAnnualReturnYear05	18.29%
Since Inception	rr_AverageAnnualReturnSinceInception	8.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
Smead Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.11%
Five Years	rr_AverageAnnualReturnYear05	15.31%
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
Smead Value Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.70%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Smead Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.45%
Five Years	rr_AverageAnnualReturnYear05	15.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%

[1]	within 18 months of purchase for Class A shares and 12 months of purchase for Class C shares
[2]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within twelve months of purchase.
[3]	Smead Capital Management, Inc. (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.26% for Investor Class shares, 1.26% for Class A shares, 1.84% for Class C shares, 0.99% for Class I1 shares, 0.94% for Class I2 shares, 1.59% for Class R1 shares, 1.44% for Class R2 shares, 1.34% for Class R3 shares, 1.09% for Class R4 shares and 0.84% for Class Y shares, respectively, through March 31, 2016, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any waiver of management fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent years if the Adviser so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed for management fee waivers and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Board of Trustees. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.
[4]	The annual returns shown in the bar chart are for Investor Class shares. The other classes of shares, net of any applicable sales charges, would have substantially similar annual returns to those of Investor Class shares because all of the classes of shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different sales charges, distribution fees and/or service fees and expenses.
[5]	Class C shares, Class I2 shares, Class R3 shares and Class R4 shares have not commenced operations, these expenses are estimated based on the other expenses of the Investor Class shares of the Fund for the fiscal year ended November 30, 2014.